May 4, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE:   RiverSource Variable Annuity Account ("Registrant")
         RiverSource FlexChoice Select Variable Annuity RiverSource AccessChoice Select Variable Annuity RiverSource FlexChoice Variable Annuity
         Evergreen Pathways Select Variable Annuity
         Evergreen Pathways Variable Annuity
         Evergreen Privilege Variable Annuity
         Wells Fargo Advantage Choice Variable Annuity
         Wells Fargo Advantage ChoiceSelect Variable Annuity

         File Nos.: 333-139759/811-7195

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177 or Boba Selimovic at (612) 671-7449.

Very truly yours,


/s/ Dixie Carroll
------------------------------------
Dixie Carroll
Assistant General Counsel
and Assistant Secretary